Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Abstract)
Schedule Of Time And Bareboat Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3 + 2 + 1 + 1 TC	11/2012	A.P. Moller-Maersk A.S.		$34.0
M/V Agamemnon (4)	3 + 2 + 1 + 1 TC	06/2012	A.P. Moller-Maersk A.S.		$34.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Aias	1+1+1 TC	11/2011	CMTC (7)	50/50(7)	$20.0 (1y)+$24.0 (1y)+$28.0 (1y)
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	09/2012	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	11/2012	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2012	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	06/2012	CMTC	50/50 (3)	$14.0
M/T Alkiviadis	1 TC	07/2012	CMTC	50/50 (3)	$13.4
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (5)		$16.8
M/T Akeraios	1 TC	07/2012	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	1 TC	9/2012	CMTC	50/50(3)	$14.0
M/T Alexandros II (8) (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis II (8) (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (8) (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II	1 TC	01/2012	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Ayrton II	1+1 TC	04/2012	B.P. Shipping Ltd	50/50(3)	$14.0 (1y)+$15 (1y)
M/TAmore Mio II (6)	1 TC	03/2012	BP Shipping		$17.2
M/T Miltiadis M II	2 TC	09/2012	Subtec, S.A. de C.V.		$23.2

Future minimum rental receipts (Table Text Block)

Year ended December 31,	Amount
2013	$95,362
2014	73,347
2015	47,031
2016	19,839
2017	15,403
Thereafter	38,445
Total	$289,427